RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Lease Guarantee

The Company’s former Chairman of the Board, Chief Executive Officer and Chief Technology Officer has personally guaranteed the Company’s obligations under its lease for its facilities in Sunrise, Florida and has provided a personal guarantee for the Company credit card, which is for his own use only.

Cousin of former Chairman of the Board

A cousin of the Company’s former Chairman of the Board, Chief Executive Officer and Chief Technology Officer was an officer of the Company from August 12, 1999 until December 11, 2009. The amounts paid to this individual as salary and bonus in 2009, 2008, 2007 and for the period from August 12, 1999 (date of inception) to December 31, 2008 was $11,000, $130,000, $130,000 and $1,007,752, respectively. In addition, the Company utilized a printing entity controlled by this individual and paid this entity $23,335, $18,230, $10,769 and $457,967, respectively, in 2009, 2008, 2007 and for the period from August 12, 1999 (date of inception) to December 31, 2009. The position occupied by this individual was terminated.

On August 24, 2006, the Company entered into an agreement, or the Settlement Agreement, with the same officer of the Company that is the cousin of the Company’s former Chairman of the Board, Chief Executive Officer and Chief Technology Officer. Prior to entering into the Settlement Agreement, certain disputes had arisen between the officer and the Company as to the number of stock options awarded to the officer and the amount of unpaid salary and other compensation owed to the officer since he commenced his employment with the Company in December 1999. The shares, options and warrants granted to the officer pursuant to the Settlement Agreement were issued to settle the disputed items and in consideration for the officer’s release of any claims he may have against the Company related to or arising from his employment or any compensation owed to him.

Pursuant to the Settlement Agreement:

•	The Company issued to the officer 47,658 shares of its common stock and agreed to pay the officer’s income taxes related to the receipt of the shares of common stock, estimated to be approximately $153,000. The fair value of the shares of common stock was determined to be $7.69 per share, which was based on a current valuation of the Company. The aggregate fair value of the shares of common stock issued and the $153,000 in cash was approximately $500,000, which was recorded as compensation expense in August 2006.

•	The Company issued to the officer a warrant to purchase 188,423 shares of the Company’s common stock at an exercise price of $5.67 per share. This warrant is exercisable immediately and expires 10 years from the date of issuance. The approximate fair value of this warrant of $1,200,000 was recorded as compensation expense in August 2006.

•	The Company issued to the officer stock options to purchase up to 282,635 shares of the Company’s common stock at an exercise price of $5.67 per share. These stock options are exercisable immediately and expire 10 years from the date of grant. The fair value of these stock options of approximately $1,800,000 was recorded as compensation expense in August 2006.

•	As consideration for continued employment as an officer of the Company, the officer was eligible to receive an annual salary of $130,000 per year while employed by the Company.

As indicated above, the Company recognized various expenses upon the execution of the Settlement Agreement when the expense amounts were first known and quantifiable.

The fair value of the warrant and the stock options was estimated at the date of grant by using the Black-Scholes valuation model with the following assumptions: risk-free rate of 6%; volatility of 100%; and an expected holding period of 5 years.

Upon termination of his position, the officer requested and received permission to sell the 47,658 shares of the company’s stock that had been awarded to him. On December 8, 2009, the Company was informed by the officer that all of these shares had been sold. In addition, the officer elected not to exercise certain of his options that expired on December 24, 2009. The officer, in accordance with Company policy, was required to exercise his remaining options within 90 days of the termination of his position on December 11, 2009. The officer did not exercise his remaining options by March 11, 2010 the 90th day.

Sister-in-Law of former Chairman of the Board

The former sister-in-law of the Company’s former Chairman was an officer of the Company until March 2012. The amount paid to this individual as salary and bonus in 2011, 2010, 2009, 2008, 2007 and for the period from August 12, 1999 (date of inception) to December 31, 2011 was $108,892, $106,000, $77,165, $86,209, $87,664 and $537,380, respectively.

Research Agreement

In 2007, the Company entered into a research agreement with an affiliate of two members of the Company’s Board of Directors, pursuant to which the Company agreed to pay an aggregate fee of $150,000 for the research services contracted for. The Company paid $75,000 of this fee in 2007, $10,000 of this fee in 2008, and the balance was paid with options in 2009. In 2010, the Company entered into another research agreement with this affiliate, with funding for the project emanating from venture capital funds controlled by the same two board members. In connection with its funding of the REGEN trial, Ascent Medical Technology Fund II, LP, the Ascent Medical Technology Fund, LP, and Ascent Medical Product Development Centre Inc. were to be issued a total of 1,044,451 shares of the Company’s common stock, and warrants to purchase 90,861 shares at exercise prices 20% above the price at which the related common will be issued. As of December 31, 2010 a total of 837,212 shares of the Company’s common stock and warrants to purchase 158,856 were issued. Approvals for the REGEN Trial were not provided to the Company by Ascent and patient enrollment in the REGEN Trial never began. The Company has suspended, indefinitely, all activity with Ascent Medical respective to the REGEN trial. On December 16, 2010, the Company received a written notice from Ascent terminating the Master Services Agreement.

The Company disputes that Ascent has grounds for terminating the Master Services Agreement or is entitled to further compensation thereunder. However, as the REGEN Trial approvals were not provided to the Company and all activity with Ascent Medical respective to the trial has been suspended indefinitely, the termination of the Master Services Agreement is not material to the Company.

In April and May 2009, the Company sold to two members of the Board of Directors, in a private placement, an aggregate of 965,570 shares of the Company’s common stock and warrants to purchase 289,671 shares of the Company’s common stock for aggregate gross cash proceeds of $535,000.

In July 2009, the Company sold to a member of the Board of Directors, in a private placement 140,850 shares of the Company’s common stock and warrants to purchase 42,255 shares of the Company’s common stock for gross cash proceeds of $100,000 or $2.36 per share.